ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER PAYABLES
NOTE 4 - ACCRUED EXPENSES AND OTHER PAYABLE
Accrued expenses and other payables consist of the following:

As of December 31, 2019

Accrued audit fee	12,000
Accrued lawyer fee	20,000
$32,000

Accrued expenses includes audit and lawyers fees liabilities as of December 31, 2019.